UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             New York, New York  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


     /s/PETER ZAYFERT
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       February 8, 2005
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       33

Form 13F Information Table Value Total:                       $240,651
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.        Form 13F File Number      Name

         1          28-10204                  FLETCHER INTERNATIONAL, LTD.



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                                                     FORM 13F INFORMATION TABLE


                                                             Fair                                                 Voting Authority
                                                            Market     Shares or                                 ------------------
                                   Title of      CUSIP       Value     Principal  SH/  Put/  Investment   Other   (A)   (B)    (C)
       Name of Issuer                Class       Number    (x$1,000)    Amount    PRN  Call  Discretion  Managers Sole  Shared None
------------------------------    ----------   ----------  ----------  ---------  ---  ----- ----------  -------- ----  ------ ----

Allied Waste Industries, Inc.     Common Stock  019589308        68       7,300   SH          Defined      1        X

Alloy Inc.                        Common Stock  019855105    19,010   2,355,700   SH          Defined      1        X

American Express Co.              Common Stock  025816109       851      15,100   SH          Defined      1        X

Aspen Technology Inc.             Common Stock  045327103       590      95,000   SH          Defined      1        X

Cal Dive International, Inc.      Common Stock  127914109     7,083     173,814   SH          Defined      1        X

Casella Waste Systems, Inc.       CL A          147448104       105       7,200   SH          Defined      1        X

Champion Enterprises Inc.         Common Stock  158496109    12,208   1,032,815   SH          Defined      1        X

Cooper Cameron Corp.              Common Stock  216640102     1,474      27,390   SH          Defined      1        X

Dow Chem Co.                      Common Stock  260543103       837      16,900   SH          Defined      1        X

Enterprise Products Partners, LP  Common Units  293792107    34,283   1,325,700   SH          Defined               X

Euronet Worldwide, Inc.           Common Stock  298736109    39,032   1,500,062   SH          Defined      1        X

Faro Technologies, Inc.           Common Stock  311642102       808      25,900   SH          Defined      1        X

First Data Corp.                  Common Stock  319963104       813      19,110   SH          Defined      1        X

Federal Natl Mtg Assn             Common Stock  313586109       520       7,300   SH          Defined      1        X

Fleetwood Enterprises Inc.        Common Stock  339099103     2,180     161,977   SH          Defined      1        X

FLIR Systems, Inc.                Common Stock  302445101       772      12,100   SH          Defined      1        X

Interactive Data Corp.            Common Stock  45840J107     1,042      47,950   SH          Defined      1        X

Ionics, Inc.                      Common Stock  462218108       130       3,000   SH          Defined      1        X

Lone Star Technologies Inc.       Common Stock  542312103       823      24,600   SH          Defined      1        X

Mechanical Technology Inc.        Common Stock  583538103     8,990   1,461,829   SH          Defined      1        X

Newpark Resources Inc.            Common Stock  651718504     9,079   1,762,851   SH          Defined      1        X

Oceaneering International, Inc.   Common Stock  675232102       269       7,200   SH          Defined      1        X

Oil Service HOLDRS Trust          Depostry Rcpt 678002106    35,726     419,960   SH          Defined      1        X

Oil States International,Inc.     Common Stock  678026105       262      13,600   SH          Defined      1        X

Orbotech, Ltd.                    ORD           M75253100       692      32,700   SH          Defined      1        X

Rewards Network Inc.              Common Stock  761557107       563      80,490   SH          Defined      1        X

SPDR TR                           Unit Ser 1    78462F103    54,919     454,362   SH          Defined      1        X

SPDR TR                           Unit Ser 1    78462F103        52         431   SH          Defined               X

Superior Energy Services, Inc.    Common Stock  868157108       324      21,000   SH          Defined      1        X

Tetra Tech                        Common Stock  88162G103        67       4,000   SH          Defined      1        X

TRC Cos Inc.                      Common Stock  872625108     6,677     392,760   SH          Defined      1        X

Waste Connections, Inc.           Common Stock  941053100       134       3,900   SH          Defined      1        X

W-H Energy Services, Inc.         Common Stock  92925E108       268      12,000   SH          Defined      1        X

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